Operating Segments (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Segment EBITDA to Net Loss
Segment EBITDA	$ 51	$ 97	$ 164	$ 344	$ 379	$ 492	$ 261
Non Cash Charges	1	(13)	(9)	(4)	(8)	(7)	5
Restructuring and other costs	(9)	(8)	(35)	(24)	(39)	(27)	(23)
Total Adjustments	(8)	(21)	(44)	(28)	(47)	(34)	(18)
Interest expense, net	(71)	(64)	(197)	(193)	(256)	(249)	(258)
Income tax (expense) benefit	5	(5)	9	22	(27)	2	(15)
Depreciation and amortization expenses	48	49	142	147	197	197	191
Gains (loss) on extinguishment and exchange of debt			(6)		7	(78)	179
Net loss	(81)	(32)	(234)	(45)	(140)	(63)	(42)
Silicones [Member]
Reconciliation Segment EBITDA to Net Loss
Segment EBITDA	44	74	153	270	291	433	253
Depreciation and amortization expenses					170	169	162
Quartz [Member]
Reconciliation Segment EBITDA to Net Loss
Segment EBITDA	16	25	38	83	101	92	21
Depreciation and amortization expenses					27	28	29
Other [Member]
Reconciliation Segment EBITDA to Net Loss
Segment EBITDA	$ (9)	$ (2)	$ (27)	$ (9)	$ (13)	$ (33)	$ (13)